Assumptions Used to Estimate Fair Value of Stock Options (Detail) (2011 Stock Plan, Stock Options)	1 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Dec. 31, 2013	Dec. 31, 2012
2011 Stock Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	52.30%	52.70%	53.20%	47.30%	48.50%
Expected term (in years)	6 years 3 months	6 years	5 years 9 months	6 years 3 months	6 years 3 months
Expected dividends
Risk-free interest rate	2.70%	2.60%	2.50%	1.20%	1.40%